EARNINGS (LOSSES) PER COMMON SHARE - Schedule of Basic and Diluted Losses Per Common Share (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net Income (Loss)	¥ (48,047,494)	$ (6,870,699)	¥ (36,097,777)	¥ (33,660,245)
Net loss available to common shareholders | ¥	¥ (48,047,494)		¥ (36,097,777)	¥ (33,660,245)
Denominator for basic loss per share:
Weighted average common shares outstanding	63,407,020	63,407,020	62,978,139	62,789,811
Denominator for diluted loss per share	63,407,020	63,407,020	62,978,139	62,789,811
Basic loss per common share attributable to ATA Creativity Global | (per share)	¥ (0.76)	$ (0.11)	¥ (0.57)	¥ (0.54)
Diluted loss per common share attributable to ATA Creativity Global | (per share)	¥ (0.76)	$ (0.11)	¥ (0.57)	¥ (0.54)